Financial Instruments and Risk Management - Narrative (Details) $ in Millions		12 Months Ended
	May 16, 2017 CAD ($)	Dec. 31, 2017 USD ($) bbl contract sale	Dec. 31, 2016 USD ($) contract sale	Mar. 31, 2017	Feb. 10, 2017 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of derivative contracts | contract		11	0
Number of direct crude sales during period | sale		3	3
Accounts receivable		$ 18,090,000	$ 14,836,000
Cash		46,051,000	31,392,000
Proceeds from long-term debt		$ 85,328,000	$ 0
Debt to funds flow ratio maximum threshold		2
Net debt to funds flow ratio		0.3	(12.0)
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percentage		1.00%
Possible increase in risk variable percentage		1.00%
(Increase) decrease in net loss with an increase in risk variable		$ (500,000)
Possible decrease in risk variable percentage		1.00%
(Increase) decrease in net loss with a decrease in risk variable		$ 500,000
Canada dollars [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percentage		10.00%
Possible increase in risk variable percentage		10.00%
(Increase) decrease in net loss with an increase in risk variable		$ (500,000)
Possible decrease in risk variable percentage		10.00%
(Increase) decrease in net loss with a decrease in risk variable		$ 400,000
Egypt pounds [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable percentage		10.00%
(Increase) decrease in net loss with an increase in risk variable		$ (100,000)
Possible decrease in risk variable percentage		10.00%
(Increase) decrease in net loss with a decrease in risk variable		$ 100,000
Cash		800,000	$ 3,900,000
Reserves based lending facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Face amount of debt	$ 30.0
Proceeds from long-term debt	$ 13.6
Borrowing base facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings			0
Prepayment agreement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		58,792,000
Convertible Debt [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate on borrowings				6.00%
Borrowings		$ 0	$ 72,655,000			$ 63,848,000
EGPC [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume bbl sold | bbl		1,121,391
Revenue from sale of crude oil		$ 48,500,000
Receipts from sales of goods and rendering of services		47,800,000
Accounts receivable		$ 14,200,000
TransGlobe Petroleum International Inc [member] | Subsidiaries [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume bbl | bbl		9,000,000
Gross carrying amount [member] | Prepayment agreement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		$ 75,000,000			$ 75,000,000